-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                 TAX-EXEMPT FUND
                                 ---------------

                                 SEMIANNUAL REPORT

                                 June 30, 1999

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE

                               About the Fund,
                               economy and markets

                               FUND INFORMATION

                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

                                                       ----------------------
                                                               DALBAR
                                                       HONORS COMMITMENT TO:
                                                             INVESTORS
                                                               1998
                                                       ----------------------

                                                          For Excellence
                                                                in
                                                        Shareholder Service

[LOGO] STATE STREET RESEARCH

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The U.S. economy surprised market watchers with an annualized 6.1% growth rate in the last quarter of 1998. Growth slowed in the first half of 1999, ending at an annualized 2.3%.

o Inflation remained low, but spiked its first real advance in more than a year as the price of crude oil rose more than 40% in the first half of the year.

o Americans earned more -- and spent more. Meanwhile, the nation's savings rate slipped further into negative territory. It stood at -1.2% at mid-year.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 12.38% for the six months ended June 30, 1999.(1) The gap between large company growth stocks and the rest of the market narrowed, the result of growing concern over their premium valuations plus the Fed's announced predilection for an interest rate hike -- which it delivered at the end of the period.

o U.S. Treasury bonds lost ground as the yield on the 30-year benchmark rose above 6.0%. High-yield bonds, which had weakened late in 1998, rebounded in the first half of 1999.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended June 30, 1999, Class A shares of State Street Research Tax-Exempt Fund returned -1.45% [does not reflect sales charge](2). The Fund slightly outperformed the Lipper average general municipal debt fund, which returned -1.82%, but underperformed the Lehman Brothers Municipal Bond Index, which returned -0.89%.(1)

o   Most of the high-yield bonds performed well.

CURRENT STRATEGY
o We reduced the Fund's interest rate sensitivity to be in line with its peer group.

o The fund is positioned to react neutrally to a changing interest rate environment, whether the next change will be up or down.

June 30, 1999

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Municipal Bond Index is comprised of 8,000 fixed-rate investment-grade municipal bonds, all from issues larger than $50 million and with maturities greater than two years. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) -1.82% for Class B(1); -1.82% for Class B shares; -1.81% for Class C shares; -1.33% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.50% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(5) The Fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1999)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)(5)
--------------------------------------------------------------------------------
                    LIFE OF FUND
                   (since 8/25/86)    10 YEARS        5 YEARS          1 YEAR
--------------------------------------------------------------------------------
Class A                 6.46%           6.09%          5.38%            -2.73%
--------------------------------------------------------------------------------
Class B(1)              6.46%           6.10%          5.24%            -3.62%
--------------------------------------------------------------------------------
Class B                 6.46%           6.10%          5.24%            -3.62%
--------------------------------------------------------------------------------
Class C                 6.46%           6.10%          5.57%             0.26%
--------------------------------------------------------------------------------
Class S                 6.95%           6.72%          6.61%             2.12%
--------------------------------------------------------------------------------

                                                                    TAXABLE
                                                                   EQUIVALENT
                                                                     YIELD
                                                                  (36% federal
                                                     YIELD        tax bracket)
--------------------------------------------------------------------------------
Class A                                              4.33%           6.77%
--------------------------------------------------------------------------------
Class B(1)                                           3.77%           5.89%
--------------------------------------------------------------------------------
Class B                                              3.78%           5.91%
--------------------------------------------------------------------------------
Class C                                              3.81%           5.95%
--------------------------------------------------------------------------------
Class S                                              4.81%           7.52%
--------------------------------------------------------------------------------

Yield is based on net investment income for the 30 days ended June 30, 1999. While a substantial portion of income will be exempt from Federal income tax, investors may be subject to alternative minimum tax, and income may be subject to state or local tax. Investors should consult their tax adviser.

BOND QUALITY RATINGS*
(by percentage of long-term investments)

AAA                 33%
AA                  19%
A                    5%
BBB                 32%
BB                  11%


As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.

*20% of the above bonds were not rated but were included among relevant rating categories as determined by the Fund's manager.

STATE STREET RESEARCH TAX-EXEMPT FUND
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INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
June 30, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                        PRINCIPAL             MATURITY                VALUE
                                                         AMOUNT                 DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS 98.7%
ALABAMA 0.4%

Birmingham Airport Authority, Alabama, Airport
Revenue Refunding Bonds, Series 1999, Subject to AMT,
AMBAC Insured, 5.25%+ ...............................    $  1,075,000            7/01/2007           $  1,091,802
                                                                                                     ------------
CALIFORNIA 16.9%

Santa Clara County Financing Authority, (VMC Facility
Replacement Project), 1994 Series A Bonds, AMBAC
Insured, 7.75% ......................................       1,000,000           11/15/2008              1,219,370

Foothill/Eastern Transportation Corridor Agency,
Series 1995A Senior Lien Convertible Capital
Appreciation Bonds, 0.00% ...........................       1,695,000            1/01/2010              1,381,967

Port Hueneme Redevelopment Agency, Central Community
Project, 1993 Tax Allocation Refunding Bonds, AMBAC
Insured, 5.50% ......................................       1,800,000            5/01/2014              1,877,922

California Pollution Control Financing Authority,
Pollution Control Refunding Revenue Bonds, (San Diego
Gas & Electric Company), 1996 Series A, 5.90% .......       2,200,000            6/01/2014              2,382,050

Sacramento Power Authority, Cogeneration Project
Revenue Bonds, (Procter & Gamble Project), 1995
Series, 6.50% .......................................       1,300,000            7/01/2014              1,455,025

California Housing Finance Agency, Home Mortgage
Revenue Bonds, 1994 Series G, 7.20% .................       1,500,000            8/01/2014              1,595,760

City of Stockton, Revenue Certificates of
Participation, 1995 Series A, (Wastewater Treatment
Plant Expansion), FGIC Insured, 6.70%* ..............       1,000,000            9/01/2014              1,125,860

California Educational Facilities Authority, Series
1994 Revenue Bonds, (Southwestern University
Project), Series 1995, 6.60% ........................       1,000,000           11/01/2014              1,093,640

County of Madera, California, Certificates of
Participation, (Valley Childrens Hospital Project),
Series 1995, MBIA Insured, 6.50% ....................       1,000,000            3/15/2015              1,139,350

California Pollution Control Financing Authority,
Pollution Control Revenue Bonds, (San Diego Gas &
Electric Company), 1991 Series A, Subject to AMT,
6.80% ...............................................         600,000            6/01/2015                699,402

Roseville Joint Union High School District, 1992
General Obligation Bonds, Series B, FGIC Insured,
0.00% ...............................................       1,000,000            8/01/2015                427,420

Foothill/Eastern Transportation Corridor Agency, Toll
Road Revenue Bonds Series 1995 A (Fixed Rate),
Capital Appreciation Bonds, Senior Lien Series A,
0.00% ...............................................       5,000,000            1/01/2019              1,704,400

San Joaquin Hills Transportation Corridor Agency,
Toll Road Refunding Revenue Bonds, Series 1997A,
Convertible Capital Appreciation Bonds, 0.00% .......       5,000,000            1/15/2019              3,349,550

City of Long Beach, California, Harbor Revenue
Refunding Bonds, Series 1998A, Subject to AMT, FGIC
Insured, 6.00% ......................................       4,000,000            5/15/2019              4,294,920

Fresno Sewer Revenue Bonds, Series A-1, AMBAC
Insured, 5.25% ......................................       5,100,000            9/01/2019              5,099,643

County of Sacramento, Laguna Creek Ranch/Elliott
Ranch Community Facilities District No.1, Improvement
Area No. 2 Special Tax Refunding Bonds, (Elliott
Ranch), 6.30% .......................................       3,000,000            9/01/2021              3,071,970

Anaheim Public Financing Authority, Lease Revenue
Bonds, (Anaheim Public Improvement Project),
Subordinate, 1997 Series C Capital Appreciation
Bonds, FSA Insured, 0.00% ...........................       3,125,000            9/01/2025                735,250

City of Davis, Public Facilities Financing Authority,
Local Agency Revenue Bonds, 1997 Series A, 6.60% ....       1,500,000            9/01/2025              1,541,145

Sacramento, California, City Financing Authority,
Senior Revenue Bonds, (Sacramento Convention Center
Hotel Project), 1999 Series A, 6.25% ................       5,000,000            1/01/2030              4,906,500

San Joaquin Hills Transportation Corridor Agency,
(Orange County, California), Senior Lien Toll Road
Revenue Bonds, 7.00% ................................         950,000            1/01/2030              1,051,859

Foothill/Eastern Transportation Corridor Agency, Toll
Road Revenue Bonds Series 1995A Senior Lien, 6.50% ..       6,000,000            1/01/2032              6,603,780
                                                                                                     ------------
                                                                                                       46,756,783
                                                                                                     ------------

COLORADO 4.6%

E-470 Public Highway Authority, Senior Revenue Bonds,
Series 1997B, (Capital Appreciation Bonds), MBIA
Insured, 0.00% ......................................       5,000,000            9/01/2016              1,981,350

Eaglebend Affordable Housing Corporation, Multifamily
Housing Project Revenue Refunding Bonds, Series
1997A, 6.45% ........................................       2,000,000            7/01/2021              2,083,620

Colorado Housing and Finance Authority, Single Family
Program, 1997 Series B-2 Senior Bonds (AMT), 7.00% ..       1,165,000            5/01/2026              1,269,803

Arapahoe County, Colorado, Public Highway Authority,
Capital Improvement Trust Fund, Highway Revenue Bonds
(E-470 Project), Pre-Refunded to 8/31/2005
@ 103, 7.00%* .......................................       5,000,000            8/31/2026              5,749,700

Colorado Housing and Finance Authority, Single Family
Program, 1996 Series B-2 Senior Bonds, 7.45% ........       1,500,000           11/01/2027              1,627,860
                                                                                                     ------------
                                                                                                       12,712,333
                                                                                                     ------------

CONNECTICUT 5.8%

State of Connecticut, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, 1991 Series
A, 6.50% ............................................       1,500,000           10/01/2012              1,707,960

Connecticut Development Authority, Pollution Control
Refunding Bonds, (Pfizer Inc. Project - 1982 Series),
6.55% ...............................................       2,500,000            2/15/2013              2,697,900

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, University of
Hartford Issue, Series D, 6.80% .....................       5,000,000            7/01/2022              5,194,100

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Quinnipiac
College Issue, Series D, 6.00% ......................       1,465,000            7/01/2023              1,500,424

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Quinnipiac
College Issue, Series D, Pre-Refunded to 7/1/2023 @
98.25, 6.00% ........................................       3,000,000            7/01/2023              3,218,460

Connecticut Development Authority, Aquarium Project
Revenue Bonds, (Mystic Marinelife Aquarium Project -
1997 Series A), 7.00% ...............................       1,700,000           12/01/2027              1,776,466
                                                                                                     ------------
                                                                                                       16,095,310
                                                                                                     ------------

DISTRICT OF COLUMBIA 1.0%

District of Columbia, (The Howard University Issue),
Revenue Refunding Bonds, Series 1998, MBIA, Insured,
5.50% ...............................................       2,815,000           10/01/2017              2,873,439
                                                                                                     ------------
FLORIDA 11.0%

Grand Haven Community Development District (Flagler
County, Florida), Special Assessment Bonds, Series
1997 A, 6.30% .......................................       2,380,000            5/01/2002              2,415,224

Heritage Harbor Development District, (Hillsborough
County, Florida), Special Assessment Revenue Bonds,
Series 1997B, 6.00% .................................       1,285,000            5/01/2003              1,282,276

Bayside Improvement Community Development District,
(Lee County, Florida), Capital Improvement, Revenue
Bonds, Series 1998A, 5.95% ..........................         915,000            5/01/2008                911,807

Orlando Utilities Commission, Water and Electric
Subordinated Revenue Bonds, Series D, 6.75% .........       5,000,000           10/01/2017              5,788,550

Bayside Improvement Community Development District,
(Lee County, Florida), Capital Improvement, Revenue
Bonds, Series 1998A, 6.30% ..........................         980,000            5/01/2018                983,704

Grand Haven Community Development District (Flagler
County, Florida), Special Assessment Bonds, Series
1997 B, 6.90% .......................................         750,000            5/01/2019                777,907

North Springs Improvement District, (Broward County,
Florida), Special Assessment Bonds, Series 1997,
(Heron Bay Project), 7.00% ..........................         745,000            5/01/2019                771,634

Martin County, Florida, Pollution Control Revenue
Refunding Bonds, (Florida Power & Light Company
Project), Series 1990, MBIA Insured, 7.30% ..........       1,250,000            7/01/2020              1,313,900

Orange County, Florida, Health Facilities Authority,
First Mortgage Revenue Bonds, Series 1996, (Orlando
Lutheran Towers, Inc.), 8.75% .......................       5,000,000            7/01/2026              5,590,400

Volusia County Educational Facility Authority,
Educational Facilities Revenue Bonds, (Embry-Riddle
Aeronautical University Project), Series 1996A,
6.125% ..............................................       5,000,000           10/15/2026              5,158,200

Northern Palm Beach County, Florida, Improvement
District, Water Control and Improvement Bonds, Unit
of Development No. 9A, Series 1996A, 7.30% ..........       3,000,000            8/01/2027              3,246,900

Housing Authority of Lee County, Florida, Single
Family Mortgage Revenue Bonds, (Multi-County
Program), Series 1996A, Subseries 2, Subject to AMT,
7.50% ...............................................       1,180,000            9/01/2027              1,309,186

Northern Palm Beach County, Florida, Improvement
District, Water Control and Improvement Bonds, Unit
of Development No. 9B, Series 1999, 6.00% ...........         750,000            8/01/2029                751,163
                                                                                                     ------------
                                                                                                       30,300,851
                                                                                                     ------------

GEORGIA 7.4%

George L. Smith ll Georgia World Congress Center
Authority, Refunding Revenue Bonds, (Domed Stadium,
Project), Series 2000, Subject to AMT, MBIA Insured,
6.00%+ ..............................................       1,000,000            7/01/2008              1,035,790

State of Georgia, General Obligation Bonds, Series
1992B, 6.25% ........................................       4,300,000            3/01/2011              4,770,033

State of Georgia, General Obligation Bonds, Series
1994E, 6.75% ........................................       1,000,000           12/01/2012              1,165,110

Metropolitan Atlanta Rapid Transit Authority,
Georgia, Sales Tax Revenue Bonds, Refunding Series P,
AMBAC Insured, 6.25% ................................       4,700,000            7/01/2020              5,223,157

City of Atlanta, Water and Wastewater Revenue Bonds,
Series 1999A, FGIC Insured, 5.50% ...................       2,500,000           11/01/2022              2,569,675

State of Georgia, Local Government Certificates
Participation, Grantor Trust, Series A, MBIA Insured,
4.75% ...............................................       4,000,000            6/01/2028              3,632,360

Private Colleges and Universities Authority, Revenue
and Refunding Bonds, (Mercer University Project),
Tax-Exempt Series 1999A, 5.375% .....................       2,000,000           10/01/2029              1,914,940
                                                                                                     ------------
                                                                                                       20,311,065
                                                                                                     ------------

ILLINOIS 0.5%

City of Chicago, Collateralized Single Family
Mortgage Revenue Bonds, Series 1997-B, Subject to
AMT, 6.95% ..........................................       1,135,000            9/01/2028              1,229,614
                                                                                                     ------------

MAINE 1.6%

Finance Authority of Maine, Revenue Obligation
Securities, (Huntington Common Project), Series
1997A, 7.50% ........................................       4,000,000            9/01/2027              4,284,200
                                                                                                     ------------

MARYLAND 2.7%

Howard County, Maryland, Multifamily Mortgage
Refunding Bonds, Series 1994, (Chase Glen Project),
Mandatory Put 7/1/2004 @ 100, 7.00% .................       5,000,000            7/01/2024              5,514,750

Frederick County, Maryland, Special Obligation Bonds,
(Urbana Community Development Authority), Series
1998, 6.625% ........................................       2,000,000            7/01/2025              1,986,480
                                                                                                     ------------
                                                                                                        7,501,230
                                                                                                     ------------

MASSACHUSETTS 4.5%

Massachusetts Industrial Finance Agency, First
Mortgage Revenue Bonds, (Brookhaven Retirement
Community, Lexington - 1994 Issue), Series A,
6.75% ...............................................       4,500,000            1/01/2001              4,619,835

Massachusetts Industrial Finance Agency, First
Mortgage Revenue Bonds, (Berkshire Retirement
Community, Lenox-1994 Issue) Series A, 6.375% .......       1,500,000            7/01/2005              1,586,505

Massachusetts Bay Transportation Authority, General
Transportation System Bonds, 1994 Series A, Refunding
Bonds, 7.00% ........................................       3,385,000            3/01/2014              3,976,901

Massachusetts Industrial Finance Agency, (Marina Bay
LLC Project-1997 Issue), 7.50% ......................       2,000,000           12/01/2027              2,124,340
                                                                                                     ------------
                                                                                                       12,307,581
                                                                                                     ------------

MICHIGAN 1.4%

State Building Authority, State of Michigan, 1997
Revenue Bonds, Series II (Facilities Program), AMBAC
Insured, 0.00% ......................................       2,000,000           10/15/2011              1,068,860

State Building Authority, State of Michigan, 1997
Revenue Bonds, Series II (Facilities Program), AMBAC
Insured, 0.00% ......................................       1,940,000           10/15/2012                976,324

Michigan Strategic Fund, Limited Obligation Refunding
Revenue Bonds, (The Detroit Edison Company, Pollution
Control Bonds Project), Collateralized Series 1999A,
Subject to AMT, MBIA Insured, 5.55%+ ................       2,000,000            9/01/2029              1,931,760
                                                                                                     ------------
                                                                                                        3,976,944
                                                                                                     ------------

MINNESOTA 0.7%

Minnesota Housing Finance Authority, Single Family
Mortgage Bonds, 1994 Series E, 5.90% ................       1,975,000            7/01/2025              2,014,441
                                                                                                     ------------

NEVADA 3.6%

Clark County School District, Nevada, General
Obligation (Limited Tax), Building and Renovation
Bonds, Series 1997B, FGIC Insured, 5.25% ............       5,045,000            6/15/2017              4,992,835

State of Nevada, General Obligation (Limited Tax)
Bonds, Nevada Municipal Bond Bank Project Nos. 49 and
50, Series November 1, 1995A, FGIC Insured,
5.50% ...............................................       5,000,000           11/01/2025              5,002,550
                                                                                                     ------------
                                                                                                        9,995,385
                                                                                                     ------------

NEW HAMPSHIRE 2.2%

New Hampshire Higher Educational and Health
Facilities Authority, Revenue Bonds, Dartmouth
College Issue, Series 1993, 5.375% ..................       5,000,000            6/01/2023              5,023,550

New Hampshire Higher Educational and Health
Facilities Authority, Revenue Bonds, New Hampshire
College Issue, Series 1997, 6.375% ..................       1,000,000            1/01/2027              1,019,570
                                                                                                     ------------
                                                                                                        6,043,120
                                                                                                     ------------

NEW JERSEY 2.1%

New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, 1996 Series B, 5.00% ...       5,000,000            6/15/2017              4,760,800

New Jersey Educational Facilities Authority, Seton
Hall University Project Revenue Bonds, 1991 Series,
Project D, 7.00% ....................................         630,000            7/01/2021                668,903

New Jersey Educational Facilities Authority, Seton
Hall University Project Revenue Bonds, 1991 Series,
Project D, Pre-Refunded to 7/1/2021 @ 99.125, 7.00% .         370,000            7/01/2021                396,721
                                                                                                     ------------
                                                                                                        5,826,424
                                                                                                     ------------

NEW MEXICO 2.0%

Dona Ana County, New Mexico, Gross Receipts Tax
Refunding and Improvement Revenue Bonds, Subordinate,
Series 1998, AMBAC Insured, 5.50% ...................       1,200,000            6/01/2016              1,230,564

City of Farmington, New Mexico, Pollution Control
Revenue Refunding Bonds, 1997 Series D, (Public
Service Company of New Mexico San Juan Project),
6.375% ..............................................       4,000,000            4/01/2022              4,174,880
                                                                                                     ------------
                                                                                                        5,405,444
                                                                                                     ------------

NEW YORK 8.1%

Port Authority of New York and New Jersey, Special
Project Bonds, Series 4, KIAC Partners Project,
Subject to AMT, 6.75% ...............................       5,000,000           10/01/2011              5,386,150

The City of New York, New York, General Obligation
Bonds, Fiscal 1992 Series B, 7.75%* .................       3,990,000            2/01/2012              4,378,027

New York Local Government Assistance Corp., (A Public
Benefit Corporation of the State of New York), Series
1993E Refunding Bonds, 6.00% ........................       5,000,000            4/01/2014              5,347,150

Dormitory Authority of the State of New York,
Department of Health of the State of New York,
Revenue Bonds, Series 1996, 5.75% ...................       5,000,000            7/01/2017              5,091,200

Port Authority of New York and New Jersey, Special
Project Bonds, Series 6, JFK International Air
Terminal LLC Project, Subject to AMT, MBIA Insured,
5.75% ...............................................       2,000,000           12/01/2022              2,050,240
                                                                                                     ------------
                                                                                                       22,252,767
                                                                                                     ------------

NORTH CAROLINA 1.9%

North Carolina Housing Finance Agency, Multifamily
Revenue Refunding Bonds, (1992 Refunding Bond
Resolution), Series B, 6.90% ........................       5,000,000            7/01/2024              5,337,400
                                                                                                     ------------

OHIO 0.9%

County of Miami, Ohio, Hospital Facilities Revenue
Refunding and Improvement Bonds, Series 1996A, (Upper
Valley Medical Center), 6.25% .......................       2,500,000            5/15/2016              2,583,850
                                                                                                     ------------

OKLAHOMA 1.0%

Tulsa Industrial Authority, Revenue and Refunding
Bonds, (The University Of Tulsa), Series 1996A, MBIA
Insured, 5.00% ......................................       3,000,000           10/01/2022              2,819,280
                                                                                                     ------------

PENNSYLVANIA 6.5%

Montgomery County Industrial Development Authority,
Health Facilities Revenue Bonds, Series of 1993,
(ECRI Project), 6.40% ...............................         480,000            6/01/2003                496,315

Montgomery County Higher Education and Health
Authority, Pennsylvania, Northwestern Corp., 6.50%* .       1,140,000            6/01/2004              1,234,552

Northampton County, Pennsylvania, Higher Education
Authority, University Revenue Bonds, Series A of
1999, (Lehigh University), 5.25%+ ...................       3,335,000           11/15/2008              3,431,648

Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds,
(Northampton Generating Project), Series 1994A,
6.40% ...............................................       2,500,000            1/01/2009              2,617,175

Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds, (Colver
Project), Series 1994D, Subject to AMT, 7.05% .......       1,000,000           12/01/2010              1,097,280

Allegheny County, Pennsylvania, Hospital Development
Authority, Health Center Revenue Bonds, Series,
1998A, (UPMC Health System), MBIA Insured, 4.50% ....       2,255,000            8/01/2015              2,034,236

Montgomery County Industrial Development Authority,
Pollution Control Revenue Refunding Bonds, 1991
Series A, (Philadelphia Electric Co. Project),
Subject to AMT, 7.60% ...............................       1,000,000            4/01/2021              1,061,480

Philadelphia Authority for Industrial Development,
Commercial Development Revenue Refunding Bonds,
(Doubletree Guest Suites Project), Series 1997A,
0.00% ...............................................       3,000,000           10/01/2027              3,123,360

Pennsylvania Economic Development Financing
Authority, (Northwestern Human Services, Inc.
Project), Revenue Bonds, 1998 Series A, 5.25% .......       3,000,000            6/01/2028              2,769,840
                                                                                                     ------------
                                                                                                       17,865,886
                                                                                                     ------------

PUERTO RICO 1.3%

Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, Series 1998, (General Obligation
Bonds), MBIA Insured, 0.00% .........................       2,000,000            7/01/2015                872,100

Commonwealth of Puerto Rico, Electric Power
Authority, Power Revenue Bonds, Series DD, FSA
Insured, 4.50% ......................................       3,000,000            7/01/2019              2,685,870
                                                                                                     ------------
                                                                                                        3,557,970
                                                                                                     ------------

TENNESSEE 2.0%

City of Memphis, Tennessee, Electric System Revenue
Refunding Bonds, Series of 1992, 6.00% ..............       2,250,000            1/01/2006              2,419,695

City of Memphis, Tennessee, Water Division Revenue
Refunding Bonds, Series of 1992-A, 6.00% ............       3,000,000            1/01/2012              3,171,540
                                                                                                     ------------
                                                                                                        5,591,235
                                                                                                     ------------

TEXAS 5.6%

Texas Municipal Power Agency, Refunding Revenue
Bonds, Series 1991A, AMBAC Insured, 6.75% ...........       1,000,000            9/01/2012              1,063,130

Cypress-Fairbanks Independent School District, (A
political subdivision of Harris County, Texas),
Unlimited Tax Refunding Bonds, Series 1993A, 0.00% ..       3,500,000            2/15/2013              1,683,780

Texas Public Finance Authority, State of Texas,
General Obligation Refunding Bonds, Series 1998B,
0.00% ...............................................       3,000,000           10/01/2013              1,424,640

Amarillo, Texas, Health Facilities Corporation,
Hospital Revenue Bonds, (Baptist St. Anthony's,
Hospital Corporation Project), Series 1998, FSA
Insured, 5.50% ......................................       2,830,000            1/01/2014              2,912,721

Harris County, Texas, General Obligation Unlimited
Tax, Refunding and Toll Road Subordinate Lien,
Revenue Bonds, Series 1991, 6.75% ...................       5,750,000            8/01/2014              6,154,915

Texas Public Finance Authority, State of Texas
General Obligation Refunding Bonds, Series 1997,
0.00% ...............................................       5,000,000           10/01/2014              2,240,050
                                                                                                     ------------
                                                                                                       15,479,236
                                                                                                     ------------
UTAH 1.0%

Intermountain Power Agency, Utah, Power Supply
Revenue Refunding Bonds, 1996 Series A, 6.15% .......       2,500,000            7/01/2014              2,698,550
                                                                                                     ------------

WISCONSIN 2.0%

Wisconsin Center District, Junior Dedicated Tax
Revenue Refunding Bonds, Series 1999, FSA Insured,
5.25% ...............................................       2,295,000           12/15/2015              2,294,998

Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, 1992 Series 2, Subject
to AMT, 6.875% ......................................       3,030,000            9/01/2024              3,167,926
                                                                                                     ------------
                                                                                                        5,462,924
                                                                                                     ------------
Total Municipal Bonds (Cost $258,665,438) ................................................            272,375,064
                                                                                                      -----------


SHORT-TERM OBLIGATIONS 2.3%

Lincoln County, Wyoming, Pollution Control Revenue
Bonds, (Exxon Project), Series 1984B, 1.95% .........       4,400,000           11/01/2014(+)           4,411,731

Lone Star, Airport Improvement Authority, Inc.,
Multiple Mode Demand Revenue Bonds, (American
Airlines, Inc. Project), Series A-2, 3.20% ..........         100,000           12/01/2014(+)             100,000

North Central Texas Health Facility Development
Corporation, Hospital Revenue Bonds, (Presbyterian
Medical Center Project), Series 1985C, 3.60% ........         700,000           12/01/2015(+)             700,000

Development Authority of Burke County (Georgia),
Pollution Control Revenue Bonds, (Georgia Power Co.
Plant Vogtle Project), Second Series 1994, 3.10% ....         700,000            7/01/2024(+)             701,797

Long Island Power Authority, Electric System General
Revenue Bonds, Series 1998A, 3.40% ..................         400,000            5/01/2033(+)             400,000
                                                                                                     ------------
Total Short-Term Obligations (Cost $6,313,528) ...........................................              6,313,528
                                                                                                     ------------

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co., dated
6/30/99, repurchase proceeds $601,058, collateralized
by, $600,000 U.S. Treasury Note, 7.125%, due 2/29/
2000, market value $621,204 .........................         601,000            7/01/1999                601,000
                                                                                                     ------------
Total Repurchase Agreements (Cost $601,000) ..............................................                601,000
                                                                                                     ------------
Total Investments (Cost $265,579,966) - 101.2% ...........................................            279,289,592

Cash and Other Assets, Less Liabilities - (1.2%) .........................................             (3,301,975)
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $275,987,617
                                                                                                     ============
-----------------------------------------------------------------------------------------------------------------
Federal Income Tax Information:
At June 30, 1999, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $265,579,966 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of
value over tax cost ......................................................................           $ 14,790,932
Aggregate gross unrealized depreciation for all investments in which there is an excess of
tax cost over value ......................................................................             (1,081,306)

                                                                                                     ------------
                                                                                                     $ 13,709,626
                                                                                                     ============
-----------------------------------------------------------------------------------------------------------------
(+) Interest rates on these obligations may reset daily.
+   The delivery and payment of this security is beyond the normal settlement time.
    The purchase price and interest rate are fixed at the trade date although interest is not earned until settlement date.
*   All or a portion of this security is being used to collateralize the delayed delivery purchase noted above.
    The total market value of segregated securities is $8,281,217.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $265,579,966) (Note 1) ...........  $  279,289,592
Cash .........................................................             169
Receivable for securities sold ...............................       8,814,333
Interest receivable ..........................................       4,768,403
Receivable for fund shares sold ..............................       1,024,150
Other assets .................................................          58,495
                                                                --------------
                                                                   293,955,142
LIABILITIES
Payable for securities purchased .............................      17,347,665
Dividends payable ............................................         298,751
Accrued management fee (Note 2) ..............................         125,268
Accrued distribution and service fees (Note 4) ...............          95,335
Payable for fund shares redeemed .............................          45,659
Accrued trustees' fees (Note 2) ..............................          18,094
Other accrued expenses .......................................          36,753
                                                                --------------
                                                                    17,967,525
                                                                --------------
NET ASSETS                                                      $  275,987,617
                                                                ==============
Net Assets consist of:
  Undistributed net investment income ........................       $  90,734
  Unrealized appreciation of investments .....................      13,709,626
  Accumulated net realized loss ..............................        (939,575)
  Paid-in capital ............................................     263,126,832
                                                                --------------
                                                                $  275,987,617
                                                                ==============

Net Asset Value and redemption price per share of
  Class A shares ($200,382,958 / 24,372,192 shares) ..........           $8.22
                                                                         =====

Maximum Offering Price per share of Class A shares
  ($8.22 / .955) .............................................           $8.61
                                                                         =====

Net Asset Value and offering price per share of
  Class B(1) shares ($5,852,662 / 712,302 shares)* ...........           $8.22
                                                                         =====

Net Asset Value and offering price per share of
  Class B shares ($57,143,394 / 6,952,112 shares)* ...........           $8.22
                                                                         =====

Net Asset Value and offering price per share of
  Class C shares ($2,120,914 / 258,048 shares)* ..............           $8.22
                                                                         =====

Net Asset Value, offering price and redemption price
  per share of Class S shares
  ($10,487,689 / 1,278,730 shares) ...........................           $8.20
                                                                         =====

------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 1999 (Unaudited)

INVESTMENT INCOME
Interest ..................................................    $   8,011,284
EXPENSES
Management fee (Note 2) ...................................          775,831
Transfer agent and shareholder services (Note 2) ..........          230,545
Custodian fee .............................................           72,480
Registration fees .........................................           24,856
Trustees' fees (Note 2) ...................................           18,094
Audit fee .................................................           17,195
Legal fees ................................................           17,187
Service fee - Class A (Note 4) ............................          255,421
Distribution and service fees - Class B(1) (Note 4) .......           14,765
Distribution and service fees - Class B (Note 4) ..........          301,198
Distribution and service fees - Class C (Note 4) ..........           17,349
Reports to shareholders ...................................           10,834
Miscellaneous .............................................            5,015
                                                               -------------
                                                                   1,760,770
Fees paid indirectly (Note 2) .............................          (15,963)
                                                               -------------
                                                                   1,744,807
                                                               -------------

Net investment income .....................................        6,266,477
                                                               -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments (Notes 1 and 3) ..........         (645,335)
Net unrealized depreciation of investments ................      (10,008,603)
vNet loss on investments ...................................     (10,653,938)
                                                               -------------
Net decrease in net assets resulting from operations ......    $  (4,387,461)
                                                               =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS ENDED
                                                           YEAR ENDED                 JUNE 30, 1999
                                                        DECEMBER 31, 1998              (UNAUDITED)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .............................            $ 12,576,196               $  6,266,477
Net realized gain (loss) on
  investments .....................................               1,905,433                   (645,335)
Net unrealized appreciation
  (depreciation) of investments ...................                 983,601                (10,008,603)
                                                               ------------               ------------

Net increase (decrease) resulting from operations .              15,465,230                 (4,387,461)
                                                               ------------               ------------

Dividends from net investment
  income:
  Class A .........................................              (9,924,767)                (4,742,371)
  Class B(1) ......................................                      --                    (57,252)
  Class B .........................................              (2,352,161)                (1,172,409)
  Class C .........................................                (125,835)                   (68,434)
  Class S .........................................                (522,957)                  (273,217)
                                                               ------------               ------------
                                                                (12,925,720)                (6,313,683)
                                                               ------------               ------------

Distributions from net realized gains:
  Class A .........................................                (994,207)                  (107,548)
  Class B(1) ......................................                      --                     (1,482)
  Class B .........................................                (303,093)                   (31,516)
  Class C .........................................                 (18,821)                    (1,853)
  Class S .........................................                 (51,520)                    (5,672)
                                                               ------------               ------------
                                                                 (1,367,641)                  (148,071)
                                                               ------------               ------------

Net increase from fund share
  transactions (Note 5) ...........................               7,442,614                  2,924,667
                                                               ------------               ------------

Total increase (decrease) in net assets ...........               8,614,483                 (7,924,548)
NET ASSETS
Beginning of period ...............................             275,297,682                283,912,165
                                                               ------------               ------------
End of period (including undistributed net
  investment income of $137,940 and $90,734,
  respectively) ...................................            $283,912,165               $275,987,617
                                                               ============               ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND
--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1999

NOTE 1
State Street Research Tax-Exempt Fund (the "Fund"), is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research Tax-Exempt Fund and State Street Research New York Tax-Free Fund.

The investment objective of the Fund is to seek a high level of interest income exempt from federal income taxes. In seeking to achieve its investment objective, the Fund invests primarily in tax-exempt debt obligations which the investment manager believes will not involve undue risk.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily by the Fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended June 30, 1999, there were no loaned securities.

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1999, the fees pursuant to such agreement amounted to $775,831.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 1999, the amount of such expenses was $211,762.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of invested cash balances were used to reduce a portion of the Fund's expense. During the six months ended June 30, 1999 the Fund's transfer agent fees were reduced by $15,963 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,094 during the six months ended June 30, 1999.

NOTE 3
For the six months ended June 30, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $34,901,623 and $44,786,717, respectively.

NOTE 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 1999, fees pursuant to such plans amounted to $255,421, $14,765, $301,198 and $17,349 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $56,281 and $353,489, respectively, on sales of Class A shares of the Fund during the six months ended June 30, 1999, and that MetLife Securities, Inc. earned commissions aggregating $36,518 and $30,270 on sales of Class B(1), and Class B shares, and the Distributor collected contingent deferred sales charges aggregating $1,964, $33,281 and $1,220 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At June 30, 1999, Metropolitan owned 58,578 Class B(1) shares of the Fund.

Share transactions were as follows:

                                                                              SIX MONTHS ENDED
                                             YEAR ENDED                        JUNE 30, 1999
                                         DECEMBER 31, 1998                      (UNAUDITED)
                                 ----------------------------------  ---------------------------------
CLASS A                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       2,384,602       $ 20,322,663        1,968,944      $  16,755,581
Issued upon reinvestment of:
  Dividends from net investment
    income ....................         843,691          7,195,609          413,550          3,496,261
  Distributions from net
    realized gains ............          98,948            847,986           10,798             91,782
Shares repurchased ............      (3,876,779)       (33,042,697)      (2,106,362)       (17,879,783)
                                     ----------       ------------       ----------      -------------
Net increase (decrease) .......        (549,538)      $ (4,676,439)         286,930      $   2,463,841
                                     ==========       ============       ==========      =============

CLASS B(1)*                          SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................        --             $  --                 721,193      $   6,108,362
Issued upon reinvestment of:
  Dividend from net investment
    income ....................        --                --                   4,808             40,261
  Distribution from net
    realized gains ............        --                --                     162              1,378
Shares repurchased ............        --                --                 (13,861)          (116,942)
                                     ----------       ------------       ----------      -------------
Net increase ..................       --              $  --                 712,302      $   6,033,059
                                     ==========       ============       ==========      =============

CLASS B                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       1,950,304       $ 16,635,836          150,638      $   1,281,674
Issued upon reinvestment of:
  Dividends from net investment
    income ....................         203,518          1,735,440          104,529            880,716
  Distributions from net
    realized gains ............          29,605            253,723            3,151             26,778
Shares repurchased ............      (1,115,290)        (9,508,658)        (734,144)        (6,224,850)
                                     ----------       ------------       ----------      -------------
Net increase (decrease) .......       1,068,137       $  9,116,341         (475,826)     $  (4,035,682)
                                     ==========       ============       ==========      =============

CLASS C                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         334,346       $  2,880,497           34,878      $     296,272
Issued upon reinvestment of:
  Dividends from net investment
    income ....................           7,520             64,226            4,957             42,012
  Distributions from net
    realized gains ............           1,512             12,962              143              1,217
Shares repurchased ............        (210,631)        (1,802,314)        (248,242)        (2,076,531)
                                     ----------       ------------       ----------      -------------
Net increase (decrease) .......         132,747       $  1,155,371         (208,264)     $  (1,737,030)
                                     ==========       ============       ==========      =============

CLASS S                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         574,641       $  4,884,889          418,320      $   3,559,612
Issued upon reinvestment:
  Dividends from net investment
income ........................          30,944            263,059           15,649            132,020
  Distributions from net
realized gains ................           3,380             28,899              365              3,097
Shares repurchased ............        (390,950)        (3,329,506)        (412,564)        (3,494,250)
                                     ----------       ------------       ----------      -------------
Net increase ..................         218,015       $  1,847,341           21,770      $     200,479
                                     ==========       ============       ==========      =============
------------------------------------------------------------------------------------------------------
*January 1, 1999 (commencement of share class) to June 30, 1999.

For a share outstanding throughout each period:

                                                             CLASS A                                             CLASS B(1)
                        ----------------------------------------------------------------------------------    -----------------
                                            YEARS ENDED DECEMBER 31
                                                                                         SIX MONTHS ENDED     SIX MONTHS ENDED
                        ----------------------------------------------------------------   JUNE 30, 1999        JUNE 30, 1999
                             1994         1995         1996         1997         1998       (UNAUDITED)        (UNAUDITED)(b)
---------------------------------------------------------------------------  ------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)      8.43         7.46         8.26         8.10         8.51           8.54                 8.54
                             ----         ----         ----         ----         ----           ----                 ----
  Net investment
    income ($)               0.40         0.39         0.39         0.40         0.40           0.19                 0.16

  Net realized and
    unrealized gain
    (loss) on
    investments and
    futures contracts ($)   (0.98)        0.82        (0.16)        0.40         0.08          (0.31)               (0.32)
                             ----         ----         ----         ----         ----          -----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)            (0.58)        1.21         0.23         0.80         0.48          (0.12)               (0.16)
                             ----         ----         ----         ----         ----          -----                 ----
  Dividends from net
   investment income ($)    (0.38)       (0.41)       (0.39)       (0.39)       (0.41)         (0.20)               (0.16)

  Distributions from
   net realized gains ($)   (0.01)        --           --           --          (0.04)         (0.00)               (0.00)
                             ----         ----         ----         ----         ----          -----                 ----
TOTAL DISTRIBUTIONS($)      (0.39)       (0.41)       (0.39)       (0.39)       (0.45)         (0.20)               (0.16)
                             ----         ----         ----         ----         ----          -----                 ----
NET ASSET VALUE, END
  OF PERIOD ($)              7.46         8.26         8.10         8.51         8.54           8.22                 8.22
                             ====         ====         ====         ====         ====           ====                 ====
Total return(a) (%)         (6.90)       16.58         2.93        10.17         5.79          (1.45)(c)            (1.82)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)    238,097      253,402      223,407      209,552      205,773        200,383                5,853

Ratio of operating
  expenses to average
  net assets (%)             1.20         1.13         1.04         1.08         1.03           1.08(d)              1.83(d)

Ratio of net
  investment income to
  average net
  assets (%)                 5.07         4.95         4.82         4.91         4.69           4.61(d)              3.86(d)

Portfolio turnover
  rate (%)                  78.63        97.32       125.24        60.48        36.22          12.02                12.02


                                                             CLASS B
                        ----------------------------------------------------------------------------------
                                            YEARS ENDED DECEMBER 31                      SIX MONTHS ENDED
                        ----------------------------------------------------------------   JUNE 30, 1999
                             1994         1995         1996         1997         1998       (UNAUDITED)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)      8.43         7.46         8.26         8.10         8.51           8.54
                             ----         ----         ----         ----         ----           ----
  Net investment
    income ($)               0.34         0.33         0.32         0.34         0.34           0.16

  Net realized and
    unrealized gain
    (loss) on
    investments and
    futures contracts ($)   (0.97)        0.82        (0.15)        0.40         0.08          (0.32)
                             ----         ----         ----         ----         ----           ----
TOTAL FROM INVESTMENT
OPERATIONS ($)              (0.63)        1.15         0.17         0.74         0.42          (0.16)
                             ----         ----         ----         ----         ----           ----
  Dividends from net
    investment income ($)   (0.33)       (0.35)       (0.33)       (0.33)       (0.35)         (0.16)

  Distributions from
    net realized gains ($)  (0.01)        --           --           --          (0.04)         (0.00)
                             ----         ----         ----         ----         ----           ----
TOTAL DISTRIBUTIONS ($)     (0.34)       (0.35)       (0.33)       (0.33)       (0.39)         (0.16)
                             ----         ----         ----         ----         ----           ----
NET ASSET VALUE, END
  OF PERIOD ($)              7.46         8.26         8.10         8.51         8.54           8.22
                             ====         ====         ====         ====         ====           ====
Total return(a) (%)         (7.59)       15.72         2.15         9.35         5.01          (1.82)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)     35,338       51,827       51,710       54,093       63,445         57,143

Ratio of operating
  expenses to average
  net assets (%)             1.95         1.88         1.79         1.83         1.78           1.83(d)

Ratio of net
  investment income to
  average net assets (%)     4.35         4.19         4.07         4.15         3.93           3.86(d)

Portfolio turnover
  rate (%)                  78.63        97.32       125.24        60.48        36.22          12.02
-----------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges.
(b) January 1, 1999 (commencement of shares class) to June 30, 1999.
(c) Not annualized.
(d) Annualized.

                                                                            CLASS C
                            -------------------------------------------------------------------------------------------------------
                                                          YEARS ENDED DECEMBER 31                                 SIX MONTHS ENDED
                            ------------------------------------------------------------------------------------   JUNE 30, 1999
                                  1994              1995              1996              1997             1998       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD ($)                   8.43              7.46              8.25              8.10             8.50           8.54
                                  ----              ----              ----              ----             ----           ----
  Net investment income ($)       0.34              0.33              0.32              0.34             0.33           0.15

  Net realized and
    unrealized gain (loss)
    on investments and
    futures contracts ($)        (0.97)             0.81             (0.14)             0.39             0.10          (0.31)
                                  ----              ----              ----              ----             ----           ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                 (0.63)             1.14              0.18              0.73             0.43          (0.16)
                                  ----              ----              ----              ----             ----           ----
  Dividends from net
    investment income ($)        (0.33)            (0.35)            (0.33)            (0.33)           (0.35)         (0.16)

  Distributions from net
    realized gains ($)           (0.01)             --                --                --              (0.04)         (0.00)
                                  ----              ----              ----              ----             ----           ----
TOTAL DISTRIBUTIONS ($)          (0.34)            (0.35)            (0.33)            (0.33)           (0.39)         (0.16)
                                  ----              ----              ----              ----             ----           ----
NET ASSET VALUE, END OF
  PERIOD ($)                      7.46              8.25              8.10              8.50             8.54           8.22
                                  ====              ====              ====              ====             ====           ====
Total return(a) (%)              (7.59)            15.58              2.28              9.23             5.14          (1.81)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)             958             4,183             2,889             2,836            3,982          2,121

Ratio of operating
  expenses to average net
  assets (%)                      1.95              1.88              1.79              1.83             1.78           1.83(d)

Ratio of net investment
  income to average net
  assets (%)                      4.31              4.13              4.06              4.16             3.86           3.87(d)

Portfolio turnover rate (%)      78.63             97.32            125.24             60.48            36.22          12.02

                                                                            CLASS S
                            -------------------------------------------------------------------------------------------------------
                                                         YEARS ENDED DECEMBER 31                                 SIX MONTHS ENDED
                            ---------------------------------------------------------------------------------      JUNE 30, 1999
                                  1994              1995              1996              1997             1998       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD ($)                   8.41              7.45              8.24              8.09             8.49           8.52
                                  ----              ----              ----              ----             ----           ----
  Net investment income ($)       0.42              0.40              0.39              0.42             0.42           0.20

  Net realized and
    unrealized gain (loss)
    on investments and
    futures contracts ($)        (0.96)             0.81             (0.13)             0.39             0.08          (0.31)
                                  ----              ----              ----              ----             ----           ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                 (0.54)             1.21              0.26              0.81             0.50          (0.11)
                                  ----              ----              ----              ----             ----           ----
  Dividends from net
    investment income ($)        (0.41)            (0.42)            (0.41)            (0.41)           (0.43)         (0.21)

  Distributions from net
    realized gains ($)           (0.01)             --                --                --              (0.04)         (0.00)
                                  ----              ----              ----              ----             ----           ----
TOTAL DISTRIBUTIONS ($)          (0.42)            (0.42)            (0.41)            (0.41)           (0.47)         (0.21)
                                  ----              ----              ----              ----             ----           ----
NET ASSET VALUE, END OF
  PERIOD ($)                      7.45              8.24              8.09              8.49             8.52           8.20
                                  ====              ====              ====              ====             ====           ====
Total return(a) (%)              (6.56)            16.76              3.30             10.33             6.07          (1.33)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)             334            22,614             8,990             8,817           10,713         10,488

Ratio of operating
  expenses to average net
  assets (%)                      0.95              0.88              0.79              0.83             0.78           0.83(d)

Ratio of net investment
  income to average net
  assets (%)                      5.26              4.85              5.04              5.15             4.93           4.86(d)

Portfolio turnover rate (%)      78.63             97.32            125.24             60.48            36.22          12.02
----------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges.
(b) January 1, 1999 (commencement of share class) to June 30, 1999.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH TAX-EXEMPT TRUST
--------------------------------------------------------------------------------
REPORT OF SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of State Street Research Tax-Exempt Fund ("Fund"), a series of State Street Research Tax-Exempt Trust ("Trust"), together with another series of the Trust, was convened on April 6, 1999 ("Meeting"). The results of the Meeting are set forth below.

                                                    VOTES (MILLIONS OF SHARES)
                                                     (COMBINED FOR ALL SERIES
                                                           OF THE TRUST)
                                               ---------------------------------
ACTION ON PROPOSAL                                   FOR             WITHHELD
--------------------------------------------------------------------------------

The following persons were elected as Trustees:
Bruce R. Bond ................................       21.1              0.5
Steve A. Garban ..............................       21.1              0.5
Malcolm T. Hopkins ...........................       21.1              0.5
Susan M. Phillips ............................       21.1              0.5

STATE STREET RESEARCH TAX-EXEMPT TRUST
----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH TAX-EXEMPT TRUST
----------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES
STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
TAX-EXEMPT FUND                            Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PAUL J. CLIFFORD, JR.                  Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JOHN H. KALLIS                         Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                THOMAS A. SHIVELY
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       GERARD P. MAUS                         for Finance and Operations
Boston, MA 02111                           Treasurer                              and Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN
State Street Research                      Assistant Treasurer                    MALCOLM T. HOPKINS
Service Center                                                                    Former Vice Chairman of the
P.O. Box 8408                              DOUGLAS A. ROMICH                      Board and Chief Financial
Boston, MA 02266-8408                      Assistant Treasurer                    Officer, St. Regis Corp.
1-800-562-0032
                                           FRANCIS J. MCNAMARA, III               DEAN O. MORTON
CUSTODIAN                                  Secretary and General Counsel          Former Executive Vice President,
State Street Bank and                                                             Chief Operating Officer and
Trust Company                              DARMAN A. WING                         Director, Hewlett-Packard Company
225 Franklin Street                        Assistant Secretary and
Boston, MA 02110                           Assistant General Counsel              SUSAN M. PHILLIPS
                                                                                  Dean, School of Business and
LEGAL COUNSEL                              AMY L. SIMMONS                         Public Management, George
Goodwin, Procter & Hoar LLP                Assistant Secretary                    Washington University; former
Exchange Place                                                                    Member of the Board of Governors
Boston, MA 02109                                                                  of the Federal Reserve System and
                                                                                  Chairman and Commissioner of
                                                                                  the Commodity Futures Trading
                                                                                  Commission

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  Founders Investments Ltd.
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology


STATE STREET RESEARCH TAX-EXEMPT FUND                       ----------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                               U.S. Postage
                                                                   PAID
                                                                 Permit #6
                                                               Hartford, CT
                                                            ----------------


STATE STREET RESEARCH

[logo]

LASTING VALUES
-------------
LEADING IDEAS


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032
    [hearing impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Growth Fund prospectus. When used after September 30, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp0800)SSR-LD                          TE-018G-0899

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                             NEW YORK TAX-FREE FUND
                             ----------------------

                                 SEMIANNUAL REPORT

                                 June 30, 1999

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE

                               About the Fund,
                               economy and markets

                               FUND INFORMATION

                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

                                                       ----------------------
                                                               DALBAR
                                                       HONORS COMMITMENT TO:
                                                             INVESTORS
                                                               1998
                                                       ----------------------

                                                          For Excellence
                                                                in
                                                        Shareholder Service

[LOGO] STATE STREET RESEARCH

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY

o The U.S. economy surprised market watchers with an annualized 6.1% growth rate in the last quarter of 1999. Growth slowed in the first half of 1999, ending at an annualized 2.3%.

o Inflation remained low, but spiked its first real advance in more than a year as the price of crude oil rose more than 40% in the first half of the year.

o Americans earned more -- and spent more. Meanwhile, the nation's savings rate slipped further into negative territory. It stood at -1.2% at mid-year.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 12.38% for the six months ended June 30, 1999.(1) The gap between large company growth stocks and the rest of the market narrowed, the result of growing concern over their premium valuations plus the Fed's announced predilection for an interest rate hike -- which it delivered at the end of the period.

o U.S. Treasury bonds lost ground as the yield on the 30-year benchmark rose above 6.0%. High-yield bonds, which had weakened late in 1998, rebounded in the first half of 1999.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended June 30, 1999, Class A shares of State Street Research New York Tax-Free Fund returned -2.23% [does not reflect sales charge].(2) The Fund underperformed the Lipper average New York municipal debt fund, which returned -1.80%.(1)

o The Fund's emphasis on bonds more sensitive to interest rates than its peer group hurt performance.

o   Most of New York State's high-yield sector performed well.

CURRENT STRATEGY
o We reduced the Fund's interest rate sensitivity to be in line with its peer group.

o The fund is positioned to react neutrally to a changing interest rate environment, whether the next change will be up or down.

June 30, 1999

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lipper New York Municipal Debt category does not reflect sales charges and includes 96 Fund classes.

(2) -2.71% for Class B(1) shares; -2.59% for Class B shares; -2.59% for Class C shares; -2.10% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Perfor-mance reflects maximum 4.50% Class A share front-end sales charge or 5% Class B(1) or B shares or 1% Class C share contingent deferred sales charges, where applicable.

(4) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(5) The Fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1999)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (at maximum applicable sales charge)(3)(4)(5)
                                               LIFE OF FUND   5 YEARS   1 YEAR
                                              (since 7/5/89)
--------------------------------------------------------------------------------
Class A                                            6.00%        4.92%    -3.51%
--------------------------------------------------------------------------------
Class B(1)                                         5.99%        4.75%    -4.62%
--------------------------------------------------------------------------------
Class B                                            6.00%        4.78%    -4.50%
--------------------------------------------------------------------------------
Class C                                            6.00%        5.07%    -0.79%
--------------------------------------------------------------------------------
Class S                                            6.65%        6.15%     1.29%
--------------------------------------------------------------------------------

Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

                                                                    TAXABLE
                                                                   EQUIVALENT
                                                                     YIELD
                                                                  (36% federal
                                                     YIELD        tax bracket)
--------------------------------------------------------------------------------
Class A                                              4.14%           6.47%
--------------------------------------------------------------------------------
Class B(1)                                           3.54%           5.53%
--------------------------------------------------------------------------------
Class B                                              3.57%           5.58%
--------------------------------------------------------------------------------
Class C                                              3.57%           5.58%
--------------------------------------------------------------------------------
Class S                                              4.58%           7.16%
--------------------------------------------------------------------------------

Yield is based on net investment income for the 30 days ended June 30, 1999. While a substantial portion of income will be exempt from federal income tax, investors may be subject to alternative minimum tax and income may be subject to state or local tax. Investors should consult their tax adviser.

BOND QUALITY RATINGS*
(by percentage of long-term investments)

AAA                 39%
AA                  16%
A                   20%
BBB                 16%
BB                   9%

As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.

*13% of the above bonds were not rated but were included among relevant rating categories as determined by the Fund's manager.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
June 30, 1999 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL             MATURITY                VALUE
                                                           AMOUNT                 DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS 98.9%
GENERAL OBLIGATION 17.3%
City of New York, General Obligation Bonds, Fiscal
1992 Series H, 7.00% ................................       $  180,000            2/01/2005           $   193,023
City of New York, General Obligation Bonds, Fiscal
1995 Series F, 6.375% ...............................          815,000            2/15/2006               884,079
County of Onondaga, New York, General Improvement
(Serial) Bonds, 1992, 5.70% .........................        2,000,000            4/01/2007             2,125,640
County of Nassau, New York, General Obligation
Refunding Bonds, Series G, MBIA Insured, 5.45% ......        1,000,000            1/15/2015             1,025,320
Commonwealth of Puerto Rico, General Obligation
Public Improvement Refunding Bonds, Series 1995A,
MBIA Insured, 5.65% .................................        1,000,000            7/01/2015             1,061,880
Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, Series 1998, (General Obligation
Bonds), MBIA Insured, 0.00% .........................        1,000,000            7/01/2015               436,050
County of Monroe, New York, Public Improvement
Refunding Bonds, Series A, 6.00% ....................        1,535,000            3/01/2017             1,677,479
Commonwealth of Puerto Rico Public Improvement
Refunding Bonds, Series 1999 (General Obligation
Bonds), 5.25% .......................................        2,000,000            7/01/2017             1,995,360
City of New York, General Obligation Refunding Bonds,
Series H, 6.00% .....................................        1,500,000            8/01/2017             1,571,940
County of Orange, New York, Various Purposes Serial
Bonds-1997, 5.125% ..................................        1,000,000            9/01/2019               968,790
                                                                                                      -----------
                                                                                                       11,939,561
                                                                                                      -----------

AIRPORT 1.5%
Port Authority of New York and New Jersey, Special
Project Bonds, Series 6, JFK International Air
Terminal LLC Project, MBIA Insured, Subject to AMT,
5.75% ...............................................        1,000,000           12/01/2022             1,025,120
                                                                                                      -----------

CERTIFICATES OF PARTICIPATION 1.8%
City of Syracuse, New York, (Syracuse Hancock
International Airport), Certificates of
Participation, Series 1992, Subject to AMT, 6.60% ...        1,185,000            1/01/2006             1,258,352
                                                                                                      -----------

COLLEGE & UNIVERSITY 15.1%
Dormitory Authority of the State of New York, New
York University, Revenue Bonds, Series 2001A, AMBAC
Insured, 5.50%+ .....................................        2,000,000            7/01/2010             2,004,880
Dormitory Authority of the State of New York, Mt.
Sinai School of Medicine, Series B, MBIA Insured,
5.70% ...............................................        1,000,000            7/01/2011             1,051,470
Dormitory Authority of the State of New York,
Canisius College, Revenue Bonds, Series 1995, CapMAC
Insured, 0.00% ......................................        1,550,000            7/01/2013               745,751
Dormitory Authority of the State of New York,
Montefiore Medical Center, FHA-Insured Mortgage
Hospital Revenue Bonds, Series 1996, AMBAC Insured,
5.25% ...............................................        2,000,000            2/01/2015             1,985,220
Dormitory Authority of the State of New York, City
University System Consolidated, Series A, AMBAC
Insured, 5.625% .....................................        1,000,000            7/01/2016             1,047,550
Dormitory Authority of the State of New York, State
University Athletic Facility, Revenue Bonds, 1998
Issue, MBIA Insured, 4.50% ..........................        1,000,000            7/01/2021               876,800
St. Lawrence County, New York, Industrial Development
Agency, Civic Facility Revenue Bonds, (Clarkson
University Project), Series 1999A, 5.50% ............        1,000,000            7/01/2029               975,610
Dormitory Authority of the State of New York,
Rockefeller University, Revenue Bonds, Series 1998,
4.75% ...............................................        2,000,000            7/01/2037             1,742,080
                                                                                                      -----------
                                                                                                       10,429,361
                                                                                                      -----------

HOSPITAL/HEALTH CARE 5.1%
Dormitory Authority of the State of New York, Nyack
Hospital Revenue Bonds, Series 1996, 6.00% ..........        1,500,000            7/01/2006             1,549,140
Dormitory Authority of the State of New York, Mental
Health Services Facilities Improvement Revenue Bonds,
Series 1997B, 5.50% .................................        1,000,000            8/15/2017             1,002,900
Oswego County Industrial Development Agency, (Oswego
New York), Civic Facility Revenue Bonds, Series
1997A, (FHA Insured Mortgage-Seneca Hill Manor Inc.
Project), 5.65% .....................................        1,000,000            8/01/2037               987,620
                                                                                                      -----------
                                                                                                        3,539,660
                                                                                                      -----------

INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL 3.1%
City of New York, Industrial Development Agency,
Special Facility Revenue Bonds, 1997 Northwest
Airlines, Inc. Project, 6.00% .......................        1,245,000            6/01/2027             1,236,571
County of Monroe, New York, Industrial Development
Agency, Student Housing Revenue Bonds, (Collegiate
Housing Foundation-Rochester Institute of Technology
Project) Series 1999A, 5.375% .......................        1,000,000            4/01/2029               935,990
                                                                                                      -----------
                                                                                                        2,172,561
                                                                                                      -----------

LEASE 8.7%
Lyons Community Health Initatives Corp., Facility
Revenue Bonds, Series 1994, 6.55% ...................          470,000            9/01/2009               499,601
Dormitory Authority of the State of New York, State
University Educational Facilities, Revenue Bonds,
Series 1993 A, 5.50% ................................        2,500,000            5/15/2019             2,545,350
Lyons Community Health Initiatives Corp., (New York),
Facility Revenue Bonds, Series 1994, 6.80% ..........          940,000            9/01/2024             1,011,383
State of New York, Urban Development Corporation,
Correctional Capital Facilities, Series 6, FSA
Insured, 5.375% .....................................        2,000,000            1/01/2025             1,979,440
                                                                                                      -----------
                                                                                                        6,035,774
                                                                                                      -----------

LIFE CARE 6.6%
Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc., Project), 7.70% ...............................        1,430,000            6/01/2011             1,510,466
Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc., Project), 7.875% ..............................        1,000,000            6/01/2024             1,062,220
Orange County Industrial Development Agency, Life
Care Community Revenue Bonds, (The Glen Arden, Inc.
Project), Series 1998, 5.70% ........................        1,000,000            1/01/2028               952,730
City of Mount Vernon, New York, Industrial
Development Agency, Civic Facility Revenue Bonds,
Series 1999, (Wartburg Senior Housing, Incorporated/
Meadowview at the Wartburg Civic Facility), 6.20% ...        1,000,000            6/01/2029             1,004,940
                                                                                                      -----------
                                                                                                        4,530,356
                                                                                                      -----------

MULTI-FAMILY HOUSING 1.5%
New York State Housing Finance Agency, Multi-Family
Housing Revenue Bonds, (Secured Mortgage Program),
1992 Series F, Subject to AMT, 6.625% ...............        1,000,000            8/15/2012             1,056,210
                                                                                                      -----------
POWER 7.3%
Power Authority of the State of New York, General
Purpose Bonds, Series W, 6.50% .                             1,150,000            1/01/2008             1,271,866
Long Island Power Authority, Electric System General
Revenue Bonds, Series 1998A, FSA Insured, 0.00% .....        2,000,000           12/01/2014               888,180
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series DD, FSA Insured, 4.50% ................        1,000,000            7/01/2019               895,290
Long Island Power Authority, (New York), Electric
System General Revenue Bonds, Series 1998A, 5.25% ...        2,075,000           12/01/2026             1,973,740
                                                                                                      -----------
                                                                                                        5,029,076
                                                                                                      -----------

PRE-REFUNDED BONDS 6.1%
City of New York, General Obligation Bonds, Fiscal
1995 Series F, Pre-Refunded to 2/15/2005 @ 101,
6.375% ..............................................        1,095,000            2/15/2006             1,198,543
Grand Central District Management Association, Inc.,
Grand Central Business Improvement District, Capital
Improvement Bonds, Series 1992, Pre-Refunded to
1/1/2002 @ 102, 6.50%* ..............................        1,000,000            1/01/2010             1,071,300
New York State Thruway Authority, Service Contract
Revenue Bonds, Pre-Refunded to 4/1/2005 @ 102, 6.25%         1,000,000            4/01/2014             1,095,030
Town of Clifton Park Water Authority, (New York),
Water System Revenue Bonds, 1991 Series A, FGIC
Insured, Pre-Refunded to 10/1/2001 @ 102, 6.375% ....          800,000           10/01/2026               865,552
                                                                                                      -----------
                                                                                                        4,230,425
                                                                                                      -----------

RESOURCE RECOVERY/SOLID WASTE 1.4%
Dutchess County Resource Recovery Agency, (New York),
Solid Waste System Revenue Bonds, Tax Exempt Forward
Series 1999 A, MBIA Insured, 5.35%+ .................        1,000,000            1/01/2012               993,700
                                                                                                      -----------

SINGLE-FAMILY HOUSING 5.4%
State of New York Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 45, 7.20%* ....................        2,000,000           10/01/2017             2,135,940
State of New York Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 55, 5.95% .....................        1,550,000           10/01/2017             1,596,640
                                                                                                      -----------
                                                                                                        3,732,580
                                                                                                      -----------

STRUCTURED FINANCINGS 6.1%
Port Authority of New York and New Jersey, Special
Project Bonds, Series 4, KIAC Partners Project,
Subject to AMT, 6.75% ...............................        3,000,000           10/01/2011             3,231,690
Suffolk County Industrial Development Agency, 1998
Industrial Development Revenue Bonds, (Nissequogue
Cogen Partners Facility), Subject to AMT, 5.50% .            1,000,000            1/01/2023               951,930
                                                                                                      -----------
                                                                                                        4,183,620
                                                                                                      -----------

TOLL ROADS/TURNPIKE AUTHORITIES 1.4%
New York State Thruway Authority, Local Highway and
Bridge Service Contract Bonds, Series 1997, 5.00% ...        1,000,000            4/01/2017               941,570
                                                                                                      -----------

TRANSIT/HIGHWAY 3.9%
Triborough Bridge and Tunnel Authority, General
Purpose Revenue Bonds, Series 1994 A, 6.00% .........        2,500,000            1/01/2010             2,691,500
                                                                                                      -----------

WATER & SEWER 6.6%
City of Niagara Falls, Niagara County, New York,
Water Treatment Plant Bonds, 1994 (AMT), MBIA
Insured, 8.50% ......................................        1,000,000           11/01/2006             1,225,300
New York State Environmental Facilities Corporation,
State Water Pollution Control, Revolving Fund Revenue
Bonds, Series 1994 D, (Pooled Loan Issue), 6.70% ....        2,000,000           11/15/2009             2,222,600
Commonwealth of Puerto Rico, Aqueduct and Sewer
Authority, General Revenue Bonds, 6.25% .............        1,000,000            7/01/2012             1,117,320
                                                                                                      -----------
                                                                                                        4,565,220
                                                                                                      -----------
Total Municipal Bonds (Cost $65,677,148) .......................................................       68,354,646
                                                                                                      -----------

SHORT-TERM OBLIGATIONS 3.3%
New York State Energy Research and Development
Authority, Pollution Control Refunding Revenue Bonds,
(New York Electric & Gas Corporation Project), 1994
Series D, 4.00% .....................................        2,000,000           10/01/2029(+)          2,000,000
Long Island Power Authority, New York, Electric
System Subordinated Revenue Bonds, Series 6, 4.25% ..          300,000            5/01/2033(+)            300,000
                                                                                                      -----------
Total Short-Term Obligations (Cost $2,300,000) .................................................        2,300,000
                                                                                                      -----------
REPURCHASE AGREEMENTS 3.6%
State Street Bank and Trust Co., dated
6/30/99, repurchase proceeds $2,510,244,
collateralized by, $2,500,000 U.S. Treasury Note,
7.125%, due 2/29/2000, market value $2,588,350 ......        2,510,000            7/01/1999             2,510,000
                                                                                                      -----------
Total Repurchase Agreements (Cost $2,510,000) ..................................................        2,510,000
                                                                                                      -----------
Total Investments (Cost $70,487,148) - 105.8% ..................................................       73,164,646

Cash and Other Assets, Less Liabilities - (5.8%) ...............................................       (4,025,653)
                                                                                                      -----------
Net Assets - 100.0% ............................................................................      $69,138,993
                                                                                                      ===========

Federal Income Tax Information:

At June 30, 1999, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $70,487,148 was as follows:

Aggregate gross unrealized appreciation for all investments in which
  there is an excess of value over tax cost ....................................................      $ 3,241,605

Aggregate gross unrealized depreciation for all investments in which
  there is an excess of tax cost over value ....................................................         (564,107)
                                                                                                      -----------
                                                                                                      $ 2,677,498
                                                                                                      ===========

-----------------------------------------------------------------------------------------------------------------
(+) Interest rates on these obligations may reset daily.
  + The delivery and payment of this security is beyond the normal settlement time. The purchase price and interest rate are fixed at the trade date although interest is not earned until settlement date.
  * This security is being used to collateralize the delayed delivery purchase noted above. The total market value of segregated securities is $3,207,240.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
---------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------
June 30, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $70,487,148) (Note 1) .......      $73,164,646
Cash ....................................................              515
Interest receivable .....................................        1,230,078
Receivable for fund shares sold .........................           65,180
Receivable from Distributor (Note 3) ....................            9,661
Other assets ............................................            5,861
                                                               -----------
                                                                74,475,941
LIABILITIES
Payable for securities purchased ........................        5,091,455
Accrued management fee (Note 2) .........................           64,624
Dividends payable .......................................           59,603
Payable for fund shares redeemed ........................           51,965
Accrued transfer agent and shareholder services
  (Note 2) ..............................................           30,774
Accrued distribution and service fees (Note 5) ..........           21,060
Accrued trustees' fees (Note 2) .........................            9,231
Other accrued expenses ..................................            8,236
                                                               -----------
                                                                 5,336,948
                                                               -----------
NET ASSETS                                                     $69,138,993
                                                               ===========
Net Assets consist of:
  Undistributed net investment income ...................      $    31,454
  Unrealized appreciation of investments ................        2,677,498
  Accumulated net realized loss .........................         (228,739)
  Paid-in capital .......................................       66,658,780
                                                               -----------
                                                               $69,138,993
                                                               ===========

Net Asset Value and redemption price per share
  of Class A shares ($21,539,647 / 2,653,433 shares) ....            $8.12
                                                                     =====
Maximum Offering Price per share of Class A shares
 ($8.12 / .955) .........................................            $8.50
                                                                     =====
Net Asset Value and offering price per share of
  Class B(1) shares ($2,276,325 / 280,599 shares)* ......            $8.11
                                                                     =====
Net Asset Value and offering price per share of
  Class B shares ($16,989,786 / 2,093,099 shares)* ......            $8.12
                                                                     =====
Net Asset Value and offering price per share of
  Class C shares ($789,791 / 97,221 shares)* ............            $8.12
                                                                     =====
Net Asset Value, offering price and redemption price
  per share of Class S shares
  ($27,543,444 / 3,389,319 shares) ......................            $8.13
                                                                     =====

---------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 1999 (Unaudited)

INVESTMENT INCOME
Interest ................................................     $  1,956,019

EXPENSES
Management fee (Note 2) .................................          193,605
Transfer agent and shareholder services (Note 2) ........           72,551
Custodian fee ...........................................           49,956
Legal fees ..............................................           12,308
Audit fee ...............................................           10,317
Trustees' fees (Note 2) .................................            9,231
Service fee-Class A (Note 5) ............................           26,772
Distribution and service fees-Class B(1) (Note 5) .......            6,327
Distribution and service fees-Class B (Note 5) ..........           91,034
Distribution and service fees-Class C (Note 5) ..........            4,997
Registration fees .......................................            5,430
Reports to shareholders .................................            4,706
Miscellaneous ...........................................            1,629
                                                              ------------
                                                                   488,863
Expenses borne by the Distributor (Note 3) ..............          (55,849)
Fees paid indirectly (Note 2) ...........................           (4,676)
                                                              ------------
                                                                   428,338
                                                              ------------

Net investment income ...................................        1,527,681
                                                              ------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS AND FUTURES CONTRACTS
Net realized loss on investments (Notes 1 and 4) ........         (176,066)
Net realized loss on futures contracts (Note 1) .........           (1,943)
                                                              ------------
  Total net realized loss ...............................         (178,009)
Net unrealized depreciation of investments ..............       (2,958,540)
                                                              ------------

Net loss on investments and futures contracts ...........       (3,136,549)
                                                              ------------

Net decrease in net assets resulting from operations ....     $ (1,608,868)
                                                              ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                     YEAR ENDED          JUNE 30, 1999
                                                                 DECEMBER 31, 1998        (UNAUDITED)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ..........................................    $ 3,132,461           $ 1,527,681
Net realized gain (loss) on investments and futures contracts ..        698,887              (178,009)
Net unrealized appreciation (depreciation) of investments ......         38,972            (2,958,540)
                                                                    -----------           -----------
Net increase (decrease) resulting from
  operations ...................................................      3,870,320            (1,608,868)
                                                                    -----------           -----------
Dividends from net investment income:
  Class A ......................................................       (979,607)             (470,163)
  Class B(1) ...................................................           --                 (23,420)
  Class B ......................................................       (713,178)             (331,512)
  Class C ......................................................        (35,961)              (17,499)
  Class S ......................................................     (1,490,835)             (661,276)
                                                                    -----------           -----------
                                                                     (3,219,581)           (1,503,870)
                                                                    -----------           -----------
Distributions from net realized gains:
  Class A ......................................................       (106,242)              (81,525)
  Class B(1) ...................................................           --                  (3,858)
  Class B ......................................................        (93,678)              (68,596)
  Class C ......................................................         (5,564)               (4,565)
  Class S ......................................................       (144,500)             (108,103)
                                                                    -----------           -----------
                                                                       (349,984)             (266,647)
                                                                    -----------           -----------
Net increase from fund share transactions (Note 8) .............      1,246,461               787,464
                                                                    -----------           -----------
Total increase (decrease) in net assets                               1,547,216            (2,591,921)
NET ASSETS
Beginning of period ............................................     70,183,698            71,730,914
                                                                    -----------           -----------
End of period (including undistributed net investment income
 of $7,643 and $31,454, respectively) ..........................    $71,730,914           $69,138,993
                                                                    ===========           ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1999

NOTE 1

State Street Research New York Tax-Free Fund (the "Fund"), is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research New York Tax-Free Fund and State Street Research Tax-Exempt Fund.

The investment objective of the Fund is to seek a high level of interest income exempt from federal income taxes and New York State and New York City personal income taxes. To achieve its investment objective, the Fund intends to invest primarily in securities which are issued by or on behalf of New York State or its political subdivisions and by other governmental entities.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily by the Fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records realized gain or loss equal to the differences between the value of the contract at the time it was opened and the value at the time it was closed.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended June 30, 1999, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1999, the fees pursuant to such agreement amounted to $193,605.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 1999, the amount of such expenses was $24,063.

The Fund has entered into an agreement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended June 30, 1999 the Fund's transfer agent fees were reduced by $4,676 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,231 during the six months ended June 30, 1999.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended June 30, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $55,849.

NOTE 4

For the six months ended June 30, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $12,919,650 and $14,033,521, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 1999, fees pursuant to such plans amounted to $26,772, $6,327, $91,034 and $4,997 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $7,791 and $54,067, respectively, on sales of Class A shares of the Fund during the six months ended June 30, 1999, and that MetLife Securities, Inc. earned commissions aggregating $14,823 and $9,965 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $32, $23,856 and $98 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 6

Under normal circumstances at least 80% of the Fund's net assets will be invested in New York Municipal Obligations. New York State and New York City face potential economic problems due to various financial, social, economic and political factors which could seriously affect their ability to meet continuing obligations for principal and interest payments. Also, the Fund is able to invest up to 25% of total assets in a single industry. Accordingly, the Fund's investments may be subject to greater risk than those in a fund with more restrictive concentration limits.

NOTE 7

At June 30, 1999, investments totalling 11.1% of the Fund's net assets were insured as to the timely payment of principal and interest by Municipal Bond Investors Assurance Corp. (MBIA).

NOTE 8

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At June 30, 1999, the Adviser owned 59,032 Class C shares and Metropolitan owned 58,907 Class B(1) shares of the Fund.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------

Share transactions were as follows:

                                                                                   SIX MONTHS ENDED
                                                  YEAR ENDED                        JUNE 30, 1999
                                              DECEMBER 31, 1998                      (UNAUDITED)
                                      ----------------------------------  ----------------------------
CLASS A                                   SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................       657,773      $  5,590,343        331,819      $  2,775,846
Issued upon reinvestment of:
    Dividends  from net investment
     income .........................        89,437           761,215         42,516           356,933
    Distributions from net realized
     gains ..........................        11,045            94,432          8,418            71,053
Shares repurchased ..................      (576,644)       (4,906,505)      (291,999)       (2,464,820)
                                          ---------      ------------      ---------      ------------
Net increase ........................       181,611      $  1,539,485         90,754      $    739,012
                                          =========      ============      =========      ============

CLASS B(1)*                               SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................       --               --              279,471      $  2,352,636
Issued upon reinvestment of:
    Dividend from net investment
     income .........................       --               --                1,428            11,824
    Distribution from net realized
     gains ..........................       --               --                  405             3,418
Shares repurchased ..................       --               --                 (705)           (5,872)
                                          ---------      ------------      ---------      ------------
Net increase ........................       --               --              280,599      $  2,362,006
                                          =========      ============      =========      ============

CLASS B                                   SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................       565,686      $  4,819,374         39,313      $    330,035
Issued upon reinvestment of:
    Dividends from net investment
     income .........................        56,661           482,197         30,030           252,260
    Distributions from net realized
     gains ..........................        10,549            90,200          7,405            62,502
Shares repurchased ..................      (425,334)       (3,613,742)      (246,243)       (2,066,010)
                                          ---------      ------------      ---------      ------------
Net increase (decrease) .............       207,562      $  1,778,029       (169,495)     $ (1,421,213)
                                          =========      ============      =========      ============

CLASS C                                   SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        45,289      $    387,831         30,587      $    259,958
Issued upon reinvestment of:
    Dividends from net investment
     income .........................           751             6,390            503             4,230
    Distributions from net realized
     gains ..........................           480             4,110            207             1,749
Shares repurchased ..................        (9,778)          (83,337)       (65,711)         (556,596)
                                          ---------      ------------      ---------      ------------
Net increase (decrease) .............        36,742      $    314,994        (34,414)     $   (290,659)
                                          =========      ============      =========      ============

CLASS S                                   SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        68,935      $    586,385         16,567      $    138,898
Issued upon reinvestment of:
    Dividends from net investment
     income .........................       118,453         1,008,891         57,232           481,176
    Distributions from net realized
     gains ..........................        14,819           126,851         11,241            94,986
Shares repurchased ..................      (483,714)       (4,108,174)      (155,696)       (1,316,742)
                                          ---------      ------------      ---------      ------------
Net decrease ........................      (281,507)     $ (2,386,047)       (70,656)     $   (601,682)
                                          =========      ============      =========      ============
------------------------------------------------------------------------------------------------------
* January 1, 1999 (commencement of share class) to June 30, 1999.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                CLASS A                               CLASS B(1)
                                              -------------------------------------------------------------------  ---------------
                                                                 YEARS ENDED DECEMBER 31          SIX MONTHS ENDED SIX MONTHS ENDED
                                              ----------------------------------------------------  JUNE 30, 1999   JUNE 30, 1999
                                               1994      1995      1996        1997        1998      (UNAUDITED)    (UNAUDITED)(b)
                                              -------------------------------------------------------------------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD ($)        8.43      7.53      8.23         8.13         8.48         8.52            8.52
                                              ------    ------    ------    ---------    ---------    ---------       ---------
  Net investment income ($)*                    0.40      0.40      0.38         0.39         0.39         0.19            0.15

  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)   (0.90)     0.71     (0.09)        0.35         0.09        (0.38)          (0.38)
                                              ------    ------    ------    ---------    ---------    ---------       ---------
TOTAL FROM INVESTMENT OPERATIONS ($)           (0.50)     1.11      0.29         0.74         0.48        (0.19)          (0.23)
                                              ------    ------    ------    ---------    ---------    ---------       ---------
  Dividends from net investment income ($)     (0.39)    (0.41)    (0.39)       (0.39)       (0.40)       (0.18)          (0.15)

  Distributions from net realized gains ($)    (0.01)     --        --           --          (0.04)       (0.03)          (0.03)
                                              ------    ------    ------    ---------    ---------    ---------       ---------
TOTAL DISTRIBUTIONS ($)                        (0.40)    (0.41)    (0.39)       (0.39)       (0.44)       (0.21)          (0.18)
                                              ------    ------    ------    ---------    ---------    ---------       ---------
NET ASSET VALUE, END OF PERIOD ($)              7.53      8.23      8.13         8.48         8.52         8.12            8.11
                                              ======    ======    ======    =========    =========    =========       =========
Total return (a) (%)                           (6.04)    15.11      3.68         9.22         5.92        (2.23)(c)       (2.71)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)     18,214    20,043    19,636       20,193       21,831       21,540           2,276

Ratio of operating expenses to average
  net assets (%)*                               1.10      1.10      1.10         1.10         1.12         1.11(d)         1.86(d)

Ratio of net investment income to
  average net assets (%)*                       5.07      5.07      4.76         4.88         4.55         4.46(d)         3.78(d)

Portfolio turnover rate (%)                    64.80    109.74     89.14        50.92        32.86        17.91           17.91

*Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)           0.03      0.02      0.01         0.01         0.01         0.01            0.01

                                                                                            CLASS B
                                                           ----------------------------------------------------------------
                                                                          YEARS ENDED DECEMBER 31          SIX MONTHS ENDED
                                                           ----------------------------------------------   JUNE 30, 1999
                                                            1994      1995      1996      1997      1998      (UNAUDITED)
                                                           ------    ------    ------    ------    ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                     8.43      7.53      8.23      8.13      8.48         8.52
                                                           ------    ------    ------    ------    ------       ------
  Net investment income ($)*                                 0.34      0.34      0.32      0.33      0.32         0.15

  Net realized and unrealized gain (loss) on
    investments and futures contracts ($)                   (0.90)     0.71     (0.09)     0.35      0.10        (0.37)
                                                           ------    ------    ------    ------    ------       ------
TOTAL FROM INVESTMENT OPERATIONS ($)                        (0.56)     1.05      0.23      0.68      0.42        (0.22)
                                                           ------    ------    ------    ------    ------       ------
  Dividends from net investment income ($)                  (0.33)    (0.35)    (0.33)    (0.33)    (0.34)       (0.15)

  Distributions from net realized gains ($)                 (0.01)     --        --        --       (0.04)       (0.03)
                                                           ------    ------    ------    ------    ------       ------
TOTAL DISTRIBUTIONS ($)                                     (0.34)    (0.35)    (0.33)    (0.33)    (0.38)       (0.18)
                                                           ------    ------    ------    ------    ------       ------
NET ASSET VALUE, END OF PERIOD ($)                           7.53      8.23      8.13      8.48      8.52         8.12
                                                           ======    ======    ======    ======    ======       ======
Total return (a) (%)                                        (6.74)    14.26      2.91      8.41      5.14        (2.59)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                  12,131    15,084    16,824    17,426    19,273       16,990

Ratio of operating expenses to average net assets (%)*       1.85      1.85      1.85      1.85      1.87         1.86(d)

Ratio of net investment income to average net assets (%)*    4.34      4.32      4.01      4.12      3.81         3.70(d)

Portfolio turnover rate (%)                                 64.80    109.74     89.14     50.92     32.86        17.91

*Reflects voluntary reduction of expenses per share of
  these amounts (Note 3) ($)                                 0.03      0.02      0.01      0.01      0.01         0.01

-------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(b) January 1, 1999 (commencement of share class) to June 30, 1999.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                       CLASS C
                                                            ---------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31              SIX MONTHS ENDED
                                                            ----------------------------------------------   JUNE 30, 1999
                                                             1994      1995      1996      1997      1998     (UNAUDITED)
                                                            ------    ------    ------    ------    ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                      8.44      7.53      8.23      8.13      8.49         8.52
                                                            ------    ------    ------    ------    ------       ------
  Net investment income ($)*                                  0.34      0.35      0.32      0.34      0.32         0.16

  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)                 (0.91)     0.70     (0.09)     0.35      0.09        (0.38)
                                                            ------    ------    ------    ------    ------       ------
TOTAL FROM INVESTMENT OPERATIONS ($)                         (0.57)     1.05      0.23      0.69      0.41        (0.22)
                                                            ------    ------    ------    ------    ------       ------
  Dividends from net investment income ($)                   (0.33)    (0.35)    (0.33)    (0.33)    (0.34)       (0.15)

  Distributions from net realized gains ($)                  (0.01)     --        --        --       (0.04)       (0.03)
                                                            ------    ------    ------    ------    ------       ------
TOTAL DISTRIBUTIONS ($)                                      (0.34)    (0.35)    (0.33)    (0.33)    (0.38)       (0.18)
                                                            ------    ------    ------    ------    ------       ------
NET ASSET VALUE, END OF PERIOD ($)                            7.53      8.23      8.13      8.49      8.52         8.12
                                                            ======    ======    ======    ======    ======       ======
Total return(a) (%)                                          (6.86)    14.25      2.90      8.53      5.01        (2.59)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                      774       651       622       805     1,122          790

Ratio of operating expenses to average
  net assets (%)*                                             1.85      1.85      1.85      1.85      1.87         1.86(d)

Ratio of net investment income
  to average net assets (%)*                                  4.31      4.35      4.03      4.11      3.80         3.70(d)

Portfolio turnover rate (%)                                  64.80    109.74     89.14     50.92     32.86        17.91

*Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)                     0.03      0.02      0.01      0.01      0.01         0.01


                                                                                    CLASS S
                                                 ----------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31                  SIX MONTHS ENDED
                                                 ----------------------------------------------------------   JUNE 30, 1999
                                                   1994        1995        1996         1997         1998       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)           8.44         7.54         8.24         8.14         8.49         8.53
                                                 ------       ------       ------       ------       ------       ------
  Net investment income ($)*                       0.42         0.42         0.40         0.43         0.41         0.20

  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)      (0.90)        0.71        (0.09)        0.33         0.09        (0.38)
                                                 ------       ------       ------       ------       ------       ------
TOTAL FROM INVESTMENT OPERATIONS ($)              (0.48)        1.13         0.31         0.76         0.50        (0.18)
                                                 ------       ------       ------       ------       ------       ------
  Dividends from net investment income ($)        (0.41)       (0.43)       (0.41)       (0.41)       (0.42)       (0.19)

  Distributions from net realized gains ($)       (0.01)        --           --           --          (0.04)       (0.03)
                                                 ------       ------       ------       ------       ------       ------
TOTAL DISTRIBUTIONS ($)                           (0.42)       (0.43)       (0.41)       (0.41)       (0.46)       (0.22)
                                                 ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD ($)                 7.54         8.24         8.14         8.49         8.53         8.13
                                                 ======       ======       ======       ======       ======       ======
Total return(a) (%)                               (5.79)       15.37         3.93         9.48         6.18        (2.10)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)        40,750       38,757       34,050       31,759       29,505       27,543

Ratio of operating expenses to average
  net assets (%)*                                  0.85         0.85         0.85         0.85         0.87         0.86(d)

Ratio of net investment income
  to average net assets (%)*                       5.29         5.33         5.01         5.13         4.81         4.70(d)

Portfolio turnover rate (%)                       64.80       109.74        89.14        50.92        32.86        17.91

*Reflects voluntary reduction of
  expenses per share of these
  amounts (Note 3) ($)                             0.03         0.02         0.01         0.01         0.01         0.01
----------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(b) January 1, 1999 (commencement of share class) to June 30, 1999.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shaeholders of State Street Research New York Tax-Free Fund ("Fund"), a series of State Street Research Tax-Exempt Trust ("Trust"), together with another series of the Trust, was convened on April 6, 1999 ("Meeting"). The results of the Meeting are set forth below.

                                                VOTES (MILLIONS OF SHARES)
                                          (COMBINED FOR ALL SERIES OF THE TRUST)
                                          --------------------------------------
                                                    FOR          WITHHELD
--------------------------------------------------------------------------------

The following persons were elected as Trustees:

Bruce R. Bond ..................................   21.1            0.5
Steve A. Garban ................................   21.1            0.5
Malcolm T. Hopkins .............................   21.1            0.5
Susan M. Phillips ..............................   21.1            0.5

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

----------------------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH TAX-EXEMPT TRUST
----------------------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES
STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
NEW YORK TAX-FREE FUND                     Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PAUL J. CLIFFORD, JR.                  Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JOHN H. KALLIS                         Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                THOMAS A. SHIVELY
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       GERARD P. MAUS                         for Finance and Operations and
Boston, MA 02111                           Treasurer                              Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN
State Street Research                      Assistant Treasurer                    MALCOLM T. HOPKINS
Service Center                                                                    Former Vice Chairman of the
P.O. Box 8408                              DOUGLAS A. ROMICH                      Board and Chief Financial
Boston, MA 02266-8408                      Assistant Treasurer                    Officer, St. Regis Corp.
1-800-562-0032
                                           FRANCIS J. MCNAMARA, III               DEAN O. MORTON
CUSTODIAN                                  Secretary and General Counsel          Former Executive Vice President,
State Street Bank and                                                             Chief Operating Officer
Trust Company                              DARMAN A. WING                         and Director, Hewlett-Packard
225 Franklin Street                        Assistant Secretary and                Company
Boston, MA 02110                           Assistant General Counsel
                                                                                  SUSAN M. PHILLIPS
LEGAL COUNSEL                              AMY L. SIMMONS                         Dean, School of Business and
Goodwin, Procter & Hoar LLP                Assistant Secretary                    Public Management, George
Exchange Place                                                                    Washington University; former
Boston, MA 02109                                                                  Member of the Board of Governors
                                                                                  of the Federal Reserve System and
                                                                                  Chairman and Commissioner of
                                                                                  the Commodity Futures Trading
                                                                                  Commission

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  Founders Investments Ltd.
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH NEW YORK TAX-FREE FUND                ----------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                               U.S. Postage
                                                                   PAID
                                                                 Permit #6
                                                               Hartford, CT
                                                            ----------------


STATE STREET RESEARCH

[logo]

LASTING VALUES
-------------
LEADING IDEAS


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032
    [hearing impaired 1-800-676-7876]
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WRITE us at:
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     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

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     www.ssrfunds.com

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Growth Fund prospectus. When used after September 30, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp0800)SSR-LD                         NYTF-019G-0899